Investments - Schedules of Portfolio Composition by Geographic Region at Amortization Cost and Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023		Sep. 30, 2024
Schedule of Investments [Line Items]
Amortized Cost	$ 1,179,576	[1],[2]	$ 3,246,424
Fair Value	$ 1,178,633	[1],[2],[3]	$ 3,265,298 [4]
Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	100.00%		100.00%
Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	100.00%		100.00%
Mid-Atlantic
Schedule of Investments [Line Items]
Amortized Cost	$ 187,087		$ 674,460
Fair Value	$ 187,197		$ 676,883
Mid-Atlantic | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	15.90%		20.80%
Mid-Atlantic | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	15.90%		20.70%
Midwest
Schedule of Investments [Line Items]
Amortized Cost	$ 207,317		$ 604,303
Fair Value	$ 207,780		$ 605,988
Midwest | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	17.60%		18.60%
Midwest | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	17.60%		18.60%
Northeast
Schedule of Investments [Line Items]
Amortized Cost	$ 71,548		$ 246,041
Fair Value	$ 70,836		$ 248,152
Northeast | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	6.10%		7.60%
Northeast | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	6.00%		7.60%
Southeast
Schedule of Investments [Line Items]
Amortized Cost	$ 302,001		$ 534,585
Fair Value	$ 301,703		$ 535,988
Southeast | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	25.60%		16.50%
Southeast | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	25.60%		16.40%
Southwest
Schedule of Investments [Line Items]
Amortized Cost	$ 165,797		$ 383,689
Fair Value	$ 165,791		$ 383,001
Southwest | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	14.00%		11.80%
Southwest | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	14.00%		11.70%
West
Schedule of Investments [Line Items]
Amortized Cost	$ 182,125		$ 526,728
Fair Value	$ 182,532		$ 530,262
West | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	15.40%		16.20%
West | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	15.50%		16.20%
United Kingdom
Schedule of Investments [Line Items]
Amortized Cost	$ 10,468		$ 105,696
Fair Value	$ 10,212		$ 109,426
United Kingdom | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.90%		3.30%
United Kingdom | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.90%		3.40%
Luxembourg
Schedule of Investments [Line Items]
Amortized Cost	$ 23,228		$ 20,915
Fair Value	$ 23,192		$ 21,176
Luxembourg | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	2.00%		0.60%
Luxembourg | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	2.00%		0.60%
Canada
Schedule of Investments [Line Items]
Amortized Cost	$ 12,451		$ 12,971
Fair Value	$ 12,145		$ 12,700
Canada | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.00%		0.40%
Canada | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.00%		0.40%
Netherlands
Schedule of Investments [Line Items]
Amortized Cost	$ 3,503		$ 6,338
Fair Value	$ 3,498		$ 6,452
Netherlands | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.30%		0.20%
Netherlands | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.30%		0.20%
Finland
Schedule of Investments [Line Items]
Amortized Cost	$ 14,051		$ 14,074
Fair Value	$ 13,747		$ 14,477
Finland | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.20%		0.40%
Finland | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.20%		0.50%
Germany
Schedule of Investments [Line Items]
Amortized Cost			$ 100,076
Fair Value			$ 103,757
Germany | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			3.10%
Germany | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			3.20%
France
Schedule of Investments [Line Items]
Amortized Cost			$ 16,548
Fair Value			$ 17,036
France | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.50%
France | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.50%

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.
[3]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.
[4]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.